FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES, Interest Rate Risk (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Interest-bearing financial instruments [Abstract]
Financial assets	$ 23,803
Interest rate sensitivity [Abstract]
Cash and cash equivalents	$ 22,623	$ 34,802	$ 303	$ 1,611
Floating Interest Rate [Member]
Interest-bearing financial instruments [Abstract]
Weighted average interest rate on cash at bank on hand and short-term deposits	1.60%	1.21%
Interest Rate Risk [Member]
Interest-bearing financial instruments [Abstract]
Financial assets	$ 22,623	$ 34,802
Profit or Loss +100 Basis Points [Member]
Interest rate sensitivity [Abstract]
Cash and cash equivalents	187	348
Profit or Loss -100 basis Points [Member]
Interest rate sensitivity [Abstract]
Cash and cash equivalents	(187)	(345)
Cash at Bank and on Hand [Member]
Interest-bearing financial instruments [Abstract]
Financial assets	$ 22,623	$ 34,802